Intangible Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details
Patents, at cost	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(3,502,135)	(3,195,379)
Net intangible assets	$ 0	$ 306,756